Long-term investments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) shares	May 31, 2020 USD ($) shares	May 31, 2020 AUD ($) shares	May 31, 2019 USD ($) shares	Dec. 01, 2021 $ / shares	Nov. 01, 2021 $ / shares	Apr. 18, 2021 $ / shares	May 31, 2020 EUR (€) shares	May 31, 2020 USD ($) shares	May 31, 2020 AUD ($) shares	May 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 EUR (€)
Statement [line items]
Fair value of investment	$ 27,016										$ 64,922
Conversion of convertible instruments into equity shares | shares	18,742,250	18,742,250	18,742,250
Increase (decrease) through conversion of convertible instruments	$ 78,063
Tetra Bio-Pharma Inc.
Statement [line items]
Cost of investment unit	$ 19,057
Warrants exercise price | $ / shares						$ 1.29
Number of shares held by the entity | shares	26,900,000							26,900,000	26,900,000	26,900,000
Number of warrants held by the entity | shares	6,900,000							6,900,000	6,900,000	6,900,000
Fair value of investment	$ 5,784
National Access Cannabis Corp.
Statement [line items]
Number of investment shares sold | shares	11,344,505	11,344,505	11,344,505
Proceeds from sale of investment	$ 2,532
Gain (loss) from sale of investment	4,615
Aleafia Health Inc.
Statement [line items]
Cost of investment shares	$ 10,000
Number of shares held by the entity | shares	5,823,831							5,823,831	5,823,831	5,823,831
Fair value of investment	$ 3,320
Rapid Dose Therapeutics Inc.
Statement [line items]
Number of investment shares sold | shares	281,500	281,500	281,500
Proceeds from sale of investment	$ 139
Gain (loss) from sale of investment	89
Cost of investment shares	$ 5,189
Number of shares held by the entity | shares	6,918,500							6,918,500	6,918,500	6,918,500
Fair value of investment	$ 1,730
Fire & Flower Inc.
Statement [line items]
Number of common share purchase warrants sold | shares	11,354,430	11,354,430	11,354,430
Proceeds from sale of investment	$ 8,760
Gain (loss) from sale of investment	4,653
Cost of investment shares	$ 389
Number of shares held by the entity | shares	334,525							334,525	334,525	334,525
Fair value of investment	$ 237
Number Of Shares Received As Dividend | shares	716,304	716,304	716,304
Dividend Allocation Cost	$ 867
Conversion of convertible instruments into equity shares | shares	8,695,651	8,695,651	8,695,651
Increase (decrease) through conversion of convertible instruments	$ 10,112
High Tide Inc.
Statement [line items]
Cost of investment unit	$ 450
Warrants exercise price | $ / shares							$ 0.85
Number of shares held by the entity | shares	943,396							943,396	943,396	943,396
Number of warrants held by the entity | shares	6,000,000							6,000,000	6,000,000	6,000,000
Fair value of investment											165
Resolve Digital Health Inc.
Statement [line items]
Warrants exercise price | $ / shares					$ 0.65
Number of shares held by the entity | shares	2,200,026							2,200,026	2,200,026	2,200,026
Number of warrants held by the entity | shares	2,200,026							2,200,026	2,200,026	2,200,026
Total cost of investment	$ 1,000
Fair value of investment	$ 0
IBBZ Krankenhaus GmbH
Statement [line items]
Voting interest held by entity	25.10%	25.10%	25.10%
Total cost of investment	$ 1,956							€ 1,294
Percentage of net income (loss) entitled by the entity, year 1 to 4	5.00%	5.00%	5.00%
Percentage of net income (loss) entitled by the entity, thereafter	10.00%	10.00%	10.00%
Loss from change in fair value due to changes in foreign exchange rate		$ 28
Greenwell Brands GmbH
Statement [line items]
Number of investment shares purchased | shares				1,250
Total cost of investment													$ 152	€ 100
Loss from change in fair value due to changes in foreign exchange rate				$ 2
HighArchy Ventures Ltd.
Statement [line items]
Share split ratio				10,000
Total cost of investment												$ 9,995
Fair value of investment												$ 4,997
Number of shares relinquished | shares	10,536,832	10,536,832	10,536,832
HighArchy Ventures Ltd. | Class A shares
Statement [line items]
Number of investment shares purchased | shares				1,999
HighArchy Ventures Ltd. | Class B shares
Statement [line items]
Number of investment shares purchased | shares				1,999
Althea Group Holdings Ltd.
Statement [line items]
Number of investment shares sold | shares	38,500,000	38,500,000	38,500,000
Proceeds from sale of investment	$ 14,802
Gain (loss) from sale of investment	7,697
Cost of investment shares	$ 2,348		$ 2,206
Number of shares held by the entity | shares	12,250,000							12,250,000	12,250,000	12,250,000
Fair value of investment	$ 4,266									$ 4,655
Weekend Holdings Corp [Member]
Statement [line items]
Number of shares held by the entity | shares	2,040,218							2,040,218	2,040,218	2,040,218
Total cost of investment									$ 1,420		$ 1,890
Fair value of investment	$ 1,379								$ 1,000
Number of shares received by investment entity | shares	859,118							859,118	859,118	859,118
Schroll Medical ApS [Member]
Statement [line items]
Number of shares held by the entity | shares											3,000
Total cost of investment	$ 605							€ 403
Loss from change in fair value due to changes in foreign exchange rate		$ 12